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Lord Abbett  Large-Cap International Fund

             SEMI-ANNUAL REPORT FOR THE PERIOD ENDED APRIL 30, 1999

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                             Statement of Net Assets

                   LARGE-CAP INTERNATIONAL FUND April 30, 1999

                                                          Shares or
                                                    Principal Amount   US$ Value
--------------------------------------------------------------------------------
Investments in Common Stocks 93.56%
--------------------------------------------------------------------------------
Aegon NV                                                      200       $19,210
--------------------------------------------------------------------------------
AGF - Assur Gen De France                                     340        17,975
--------------------------------------------------------------------------------
Ahold (kon)                                                   600        22,322
--------------------------------------------------------------------------------
Air Liquide                                                   240        37,086
--------------------------------------------------------------------------------
Alcatel                                                       340        41,815
--------------------------------------------------------------------------------
AXA                                                           160        20,694
--------------------------------------------------------------------------------
Ballard Power Systems Inc.                                  1,300        49,475
--------------------------------------------------------------------------------
Cable & Wireless plc                                        3,215        45,634
--------------------------------------------------------------------------------
Credit Suisse Group                                           140        27,811
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Daimler Chrysler AG                                           500        49,454
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Danone                                                         80        21,422
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Electolux B                                                 1,200        24,357
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Ericsson (L. M.)                                            1,000        26,292
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Gehe AG                                                       300        13,812
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General Electric Company plc                                2,200        23,225
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Heineken                                                      400        19,000
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ING NV                                                        400        24,682
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Jarvis plc                                                  5,000        41,439
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Karlstadt AG                                                   40        18,014
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Mayflower Corporation plc                                   9,000        30,126
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National Westminster Bank plc                               2,000        48,183
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NXT plc                                                     6,000        46,348
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Pilkington plc                                             20,000        26,232
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Raisio Group plc                                            1,600        14,648
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SAP                                                           100        32,070
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Siemans AG                                                    500        36,938
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Thomson CSF                                                   500        16,405
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Total SA ('B' shares)                                         400        54,867
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UBS AG                                                        150        51,024
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Veba                                                        1,000        54,931
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VNU NV                                                        600        24,322
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Wolters Kluwer NV                                             800        34,885
---------------------------------------------------------------------===========
Total Investments in Common Stocks (Cost $972,732)                    1,014,698
================================================================================


--------------------------------------------------------------------------------
Other Assets, Less Liabilities 6.44%
--------------------------------------------------------------------------------
Short-term Investments

FC Discount Note 4.80% due 5/3/1999 (Cost $49,987)        $50,000        49,987
--------------------------------------------------------------------------------
Cash and Receivables, Net of Liabilities                                 19,818
================================================================================
Net Assets 100.00%                                                   $1,084,503
================================================================================

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

                                 Statement of Net Assets

                                 LARGE-CAP INTERNATIONAL FUND April 30, 1999
-----------------------------------------------------------------------------------------------------------------------
Class A Shares - Net asset value ($ 38,025 / 3,645 shares outstanding)                                          $10.43
-----------------------------------------------------------------------------------------------------------------------
Maximum offering price (net asset value plus sales charge of 5.75% of the offering price)                       $11.07
-----------------------------------------------------------------------------------------------------------------------
Class B Shares - Net asset value ($ 1,138 / 109 shares outstanding)                                             $10.44
-----------------------------------------------------------------------------------------------------------------------
Class C Shares - Net asset value ($ 1,138 / 109 shares outstanding)                                             $10.44
-----------------------------------------------------------------------------------------------------------------------
Class Y Shares - Net asset value ($ 1,044,202 / 100,113 shares outstanding)                                     $10.43


                                 See Notes to Financial Statements

                                 Statement of Operations
                                                                                                              12/8/98*
Investment Income                                                                                            to 4/30/99
-----------------------------------------------------------------------------------------------------------------------
Income                           Dividends                                                                      $2,594
                                 Interest                                                                        3,522
                                 Total income                                                                    6,116
                                 --------------------------------------------------------------------------------------
Expenses                         Management fee                                                                  3,556
                                 Management fee waived                                                          (3,556)
                                 Other                                                                           1,000
                                 --------------------------------------------------------------------------------------
                                 Total expenses before reimbursement                                             1,000
                                 Expenses reimbursed by Lord Abbett                                             (1,000)
                                 --------------------------------------------------------------------------------------
                                 Net expenses                                                                       --
                                 --------------------------------------------------------------------------------------
                                 Net investment income                                                           6,116

Realized and Unrealized Gain (Loss) on Investments
-----------------------------------------------------------------------------------------------------------------------
Net realized loss from investment transactions                                                                  (1,139)
-----------------------------------------------------------------------------------------------------------------------
Net unrealized appreciation of investments                                                                      41,966
-----------------------------------------------------------------------------------------------------------------------
Net realized and unrealized gain on investments                                                                 40,827
=======================================================================================================================
Net Increase in Net Assets Resulting from Operations                                                           $46,943


                *Commencement of operations. See Notes to Financial Statements.

                                 Statement of Changes in Net Assets
                                                                                                              12/8/98*
Increase in Net Assets                                                                                       to 4/30/99
-----------------------------------------------------------------------------------------------------------------------
Operations                       Net investment income                                                    $      6,116
                                 Net realized loss from investment transactions                                 (1,139)
                                 Net unrealized appreciation of investments                                     41,966
                                 Net increase in net assets resulting from operations                           46,943
                                 --------------------------------------------------------------------------------------
Capital share transactions       Net proceeds from sales of shares                                           1,038,577
                                 Cost of shares reacquired                                                      (1,017)
                                 --------------------------------------------------------------------------------------
                                 Increase in net assets derived from capital share transactions              1,037,560
                                 --------------------------------------------------------------------------------------
Increase in net assets                                                                                       1,084,503
Net Assets                       Beginning of period                                                                --
                                 --------------------------------------------------------------------------------------
                                 End of period (including undistributed net investment income of $6,116)    $1,084,503
                                 ======================================================================================


                *Commencement of operations. See Notes to Financial Statements.

2
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Financial Highlights

 LARGE-CAP INTERNATIONAL FUND April 30, 1999

                                               -------------------------------------------------------------------------------------
                                                       Class A Shares       Class B Shares      Class C Shares       Class Y Shares
                                               -------------------------------------------------------------------------------------
                                                            12/31/98**           12/31/98**          12/31/98**            12/8/98*
Per Share Operating Performance:                          to 4/30/99            to 4/30/99          to 4/30/99          to 4/30/99
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                         $10.31               $10.31              $10.31               $10.00
------------------------------------------------------------------------------------------------------------------------------------
Income from investment operations
      Net investment income                                    0.06                 0.05                0.05                 0.06
      Net realized and unrealized gain on investments          0.06                 0.08                0.08                 0.37
      Total from investment operations                         0.12                 0.13                0.13                 0.43
      ==============================================================================================================================
Net asset value, end of period                               $10.43               $10.44              $10.44               $10.43
------------------------------------------------------------------------------------------------------------------------------------
Total Return (a)(b)                                           1.16%                1.26%               1.26%                4.30%
====================================================================================================================================
Ratios to Average Net Assets(b):
      Expenses including waiver                               0.00%                0.00%               0.00%                0.00%
      Expenses excluding waiver                               0.40%                0.40%               0.40%                0.45%
      Net investment income                                   0.61%                0.50%               0.49%                0.61%
     ===============================================================================================================================
                                                                                                                           12/8/98*
Supplemental Data for All Classes                                                                                        to 4/30/99
------------------------------------------------------------------------------------------------------------------------------------
      Net assets, end of period (000)                                                                                      $1,085
      Portfolio turnover rate                                                                                              76.21%
      ==============================================================================================================================

*Commencement of operations. ** Commencement of offering respective class shares. (a) Total return does not consider the effects of sales loads. (b) Not annualized. See Notes to Financial Statements.

Notes to Financial Statements

1. Significant Accounting Policies

Lord Abbett Securities Trust (the "Trust") is an open-end management investment company, organized as a Delaware business trust. The Trust currently consists of five separate portfolios. This report covers one of the portfolios - Large-Cap International Fund (" Fund"). The Fund is diversified as defined under the Investment Company Act of 1940. The financial statements have been prepared in conformity with generally accepted accounting principles which permit management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the
Fund: (a) Security valuation is determined as follows: Portfolio securities listed or admitted to trading privileges on any national securities exchange are valued at the last sales price on the principal securities exchange on which such securities are traded, or, if there is no sale, at the mean between the last bid and ask prices on such exchange. Securities traded in the over-thecounter market are valued at the mean between the last bid and ask prices in such market, except that securities admitted to trading on the NASDAQ National Market System are valued at the last sales price if it is determined that such price more accurately reflects the value of such securities. Short-term securities maturing in 60 days or less are valued at amortized cost which approximates market value. Securities for which market quotations are not available are valued at fair value under procedures approved by the Board of Trustees. (b) Transactions denominated in foreign currencies are recorded in the Fund's records at the rate prevailing when earned or incurred. Asset and liability accounts that are denominated in foreign currencies are adjusted to reflect current exchange rates. (c) It is the policy of the Fund to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income. Therefore, no federal income tax provision is required. (d) Security transactions are recorded on the date that the securities are purchased or sold (trade date). Realized gains and losses from investment transactions are calculated on the identified cost basis. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Interest income is recorded on the accrual basis. Net investment income (other than distribution and service fees) and realized and unrealized gains or losses are allocated to each class of shares based upon the relative proportion of net assets at the beginning of the day.

2. Management Fee and Other Transactions with Affiliates

The Fund has a management agreement with Lord Abbett pursuant to which Lord Abbett supplies the Fund with investment management services and executive and other personnel, pays the remuneration of officers, provides office space and pays for ordinary and necessary office and clerical expenses relating to research and statistical work and supervision of the Fund's investment portfolio. The management fee is based on average daily net assets at the rate of .90% per annum. Lord Abbett waived its fee for the period ended April 30, 1999. Lord Abbett has entered into a sub-advisory agreement with Fuji-Lord Abbett International, Ltd. (" sub-adviser"). Lord Abbett is a minority owner of the sub-adviser. The sub-adviser furnishes investment advisory services in connection with the management of the Fund. Lord Abbett pays for the cost of the sub-adviser's services.

The Fund has Rule 12b-1 plans and agreements with respect to each class of shares as described below (the "Class A, Class B and Class C Plans") with Lord Abbett Distributor LLC (" Distributor"), an affiliate of Lord Abbett. The Fund makes payments to Distributor which uses or passes on such payments to authorized institutions. Pursuant to the Class A Plan, the Fund pays Distributor
(1) an annual service fee of 0.25% of the average daily net assets of Class A shares, (2) a onetime distribution fee of up to 1% on certain qualifying purchases and (3) an annual distribution fee of 0. 10% of the average daily net asset value of Class A shares. Pursuant to the Class B and C Plans, the Fund pays Distributor an annual service and distribution

Notes to Financial Statements


fee of 0.25% and 0.75%, respectively, of the average daily net asset value of the shares outstanding. Class Y does not have a Rule 12b-1 plan. The 12b-1 plans and agreements were not in effect during the period ended April 30, 1999.

3. Distributions

Dividends from net investment income, if any, are declared and paid annually. Net realized gains from investment transactions, if any, are distributed to shareholders at least annually. At April 30, 1999, the accumulated undistributed net realized loss for financial reporting purposes, aggregated $(1,139).

Income and capital gains distributions are determined in accordance with income tax regulations which may differ from methods used to determine the corresponding income and capital gains amounts in accordance with generally accepted accounting principles.

4. Capital

Transactions in shares of beneficial interest for the Fund were as follows:

                                                December 31, 1998 through
                                                           April 30, 1999
                                     -------------------------------------------
Class A                                  Shares                Amount
--------------------------------------------------------------------------------
Sales of shares                            3,743               $36,198
Shares reacquired                            (98)              (1,017)
Increase                                   3,645               $35,181
--------------------------------------------------------------------------------
                                               December 31, 1998 through
                                                          April 30, 1999
                                     -------------------------------------------
Class B                                  Shares                Amount
--------------------------------------------------------------------------------
Sales of shares                              109                $1,127
Increase                                     109                $1,127
--------------------------------------------------------------------------------
                                               December 31, 1998 through
                                                          April 30, 1999
                                     -------------------------------------------
Class C                                  Shares                Amount
--------------------------------------------------------------------------------
Sales of shares                              109                $1,126
Increase                                     109                $1,126
--------------------------------------------------------------------------------
                                                 December 8, 1998 through
                                                           April 30,1999
                                     -------------------------------------------
Class Y                                  Shares                Amount
Sales of shares                          100,113            $1,000,126
Increase                                 100,113            $1,000,126
--------------------------------------------------------------------------------
There were no capital share transactions for Class P during the period.
As of April 30, 1999, paid in capital amounted to $1,037,560.

5. Purchases and Sales of Securities

Purchases and sales of investment securities (other than U. S. Government obligations and, short-term investments) were as follows:

                                       Purchases                Sales
--------------------------------------------------------------------------------
Fund                                  $1,636,177             $662,306
--------------------------------------------------------------------------------

As of April 30, 1999, net unrealized appreciation, unrealized appreciation and unrealized depreciation of investments based on cost for federal income tax purposes were as follows:


                 Net Unrealized        Unrealized           Unrealized
                  Appreciation       Appreciation        (Depreciation)
--------------------------------------------------------------------------------
Fund                  $41,966           $107,965           $(65,999)
--------------------------------------------------------------------------------

The cost of investments for federal income tax purposes is the same as that used for financial reporting purposes.

6. Trustee's Remuneration

The Trustees of the Fund associated with Lord Abbett and all officers of the Fund receive no compensation from the Fund for acting as such. Outside Trustees' fees and retirement costs are allocated among all funds in the Lord Abbett group based on the net assets of each Fund.

Copyright (C) 1999 by Lord Abbett Securities Trust, 767 Fifth Avenue, New York, NY 10153-0203

This publication, when not used for the general information of shareholders of Lord Abbett Securities Trust, is to be distributed only if preceded or accompanied by a current prospectus which includes information concerning each Fund investment objective and policies, sales charges and other matters. There is no guarantee that the forecasts contained within this publication will come to pass. All rights reserved. Printed in the U. S. A.

Numbers to Keep Handy
For Shareholder Account or Statement
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Service Line: 800-865-7582
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